ERShares Entrepreneurs ETF
Schedule of Investments
September 30, 2023 (Unaudited)
Common Stocks — 94.03% Shares Fair Value
Communications — 24.70%
Airbnb, Inc., Class A
(a)
8,280 $ 1,136,099
Alphabet, Inc., Class A
(a)
32,144 4,206,363
AppLovin Corp.
(a)
32,111 1,283,156
DoorDash, Inc., Class A
(a)
13,819 1,098,196
Meta Platforms, Inc., Class A
(a)
6,841 2,053,737
Netflix, Inc.
(a)
1,242 468,979
Playtika Holding Corp.
(a)
77,905 750,225
Roblox Corp., Class A
(a)
18,842 545,664
Roku, Inc.
(a)
15,914 1,123,369
Shutterstock, Inc. 18,594 707,502
Spotify Technology SA
(a)
3,006 464,848
Trade Desk, Inc. (The), Class A
(a)
8,225 642,784
ZoomInfo Technologies, Inc., Class A
(a)
51,628 846,699
15,327,621
Consumer Discretionary — 9.51%
Amazon.com, Inc.
(a)
18,935 2,407,016
Chipotle Mexican Grill, Inc.
(a)
436 798,678
DraftKings, Inc., Class A
(a)
47,272 1,391,688
Tesla, Inc.
(a)
2,840 710,625
Wayfair, Inc., Class A
(a)
9,743 590,134
5,898,141
Consumer Staples — 0.60%
Five Below, Inc.
(a)
2,331 375,058
Energy — 1.24%
Enphase Energy, Inc.
(a)
6,413 770,522
Health Care — 7.44%
10X Genomics, Inc., Class A
(a)
14,098 581,543
Exact Sciences Corp.
(a)
3,647 248,798
Exelixis, Inc.
(a)
57,250 1,250,913
Regeneron Pharmaceuticals, Inc.
(a)
1,495 1,230,325
Seagen, Inc.
(a)
6,145 1,303,661
4,615,240
Industrials — 0.90%
Cognex Corp. 13,166 558,765
Materials — 1.18%
Steel Dynamics, Inc. 6,853 734,779
REITs — 1.30%
Extra Space Storage, Inc. 6,642 807,534
Technology — 47.16%
Arista Networks, Inc.
(a)
6,685 1,229,572
Bentley Systems, Inc. 18,841 945,065
Bill.com Holdings, Inc.
(a)
4,481 486,502
Block, Inc., Class A
(a)
11,706 518,108
Cloudflare, Inc., Class A
(a)
6,857 432,265
Crowdstrike Holdings, Inc., Class A
(a)
6,913 1,157,098

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 94.03% (continued) Shares Fair Value
Technology — 47.16% (continued)
Datadog, Inc., Class A
(a)
10,754 $ 979,582
Dropbox, Inc., Class A
(a)
52,520 1,430,120
FleetCor Technologies, Inc.
(a)
5,806 1,482,504
Fortinet, Inc.
(a)
16,428 963,995
HubSpot, Inc.
(a)
1,787 880,098
Microsoft Corp. 713 225,130
MongoDB, Inc.
(a)
2,559 885,056
Monolithic Power Systems, Inc. 1,550 716,100
NVIDIA Corp. 4,206 1,829,568
Oracle Corp. 12,956 1,372,300
Palo Alto Networks, Inc.
(a)
4,584 1,074,673
Paycom Software, Inc. 4,995 1,295,054
Pure Storage, Inc., Class A
(a)
29,073 1,035,580
Salesforce, Inc.
(a)
6,232 1,263,725
Snowflake, Inc.
(a)
2,325 355,190
Synopsys, Inc.
(a)
2,196 1,007,898
Toast, Inc., Class A
(a)
34,128 639,217
Twilio, Inc., Class A
(a)
17,541 1,026,675
UiPath, Inc., Class A
(a)
40,007 684,520
Unity Software, Inc.
(a)
17,843 560,092
Veeva Systems, Inc., Class A
(a)
7,373 1,500,036
VMware, Inc., Class A
(a)
11,961 1,991,266
Wolfspeed, Inc.
(a)
5,758 219,380
Workday, Inc., Class A
(a)
2,151 462,142
Zoom Video Communications, Inc., Class A
(a)
8,665 606,030
29,254,541
Total  Common Stocks
  (Cost $53,496,240) 58,342,201
Total Investments — 94.03%
    (Cost $53,496,240) 58,342,201
Other Assets in Excess of Liabilities — 5.97% 3,706,421
Net Assets — 100.00% $ 62,048,622
(a) Non-income producing security.

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
September 30, 2023 (Unaudited)
Common Stocks — 87.36% Shares Fair Value
Australia — 7.63%
Communications — 1.79%
SEEK Ltd. 24,594 $ 347,382
Consumer Discretionary — 1.73%
Flight Centre Travel Group Ltd. 15,931 197,195
Harvey Norman Holdings Ltd. 55,661 137,890
335,085
Health Care — 2.57%
Telix Pharmaceuticals Ltd.
(a)
68,076 496,696
Materials — 0.62%
Fortescue Metals Group Ltd. 9,008 119,723
Technology — 0.92%
WiseTech Global Ltd. 4,303 178,588
Total Australia 1,477,474
Belgium — 1.18%
Health Care — 0.98%
Galapagos NV - ADR
(a)
5,521 190,751
Technology — 0.20%
Materialise NV - ADR
(a)
6,890 37,826
Total Belgium 228,577
Bermuda — 2.83%
Consumer Discretionary — 0.39%
Luk Fook Holdings International Ltd. 29,475 76,248
Financials — 1.32%
Enstar Group Ltd.
(a)
1,055 255,310
Materials — 0.48%
Nine Dragons Paper Holdings Ltd. 166,068 93,150
Technology — 0.64%
Skyworth Group Ltd. 330,000 123,304
Total Bermuda 548,012
Canada — 12.83%
Consumer Discretionary — 2.38%
Aritzia, Inc.
(a)
4,315 75,070
Gildan Activewear, Inc. 5,026 140,873
Linamar Corp. 4,168 200,784
Spin Master Corp.
(a)
1,730 43,497
460,224
Energy — 1.20%
Vermilion Energy, Inc. 15,894 232,370
Financials — 3.61%
Fairfax Financial Holdings Ltd. 422 344,492
First National Financial Corp. 5,511 144,648

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 87.36% (continued) Shares Fair Value
Canada — 12.83% (continued)
Financials — 3.61% (continued)
Onex Corp. 3,590 $ 211,001
700,141
Materials — 2.73%
Cascades, Inc. 8,277 74,772
First Majestic Silver Corp. 18,663 95,634
First Quantum Minerals Ltd. 6,758 159,666
Triple Flag Precious Metals Corp. 2,010 26,327
West Fraser Timber Co., Ltd. 2,395 173,733
530,132
REITs — 2.16%
Allied Properties Real Estate Investment Trust 9,492 125,303
Colliers International Group, Inc. 1,055 100,489
Tricon Residential, Inc. 26,243 193,986
419,778
Technology — 0.75%
Nuvei Corp. 9,645 144,675
Total Canada 2,487,320
Cayman Islands — 5.22%
Communications — 0.72%
Vnet Group, Inc. - ADR
(a)
44,342 138,790
Consumer Discretionary — 1.67%
NagaCorp Ltd.
(a)
211,912 101,898
Yadea Group Holdings Ltd. 119,382 221,075
322,973
Financials — 1.62%
FinVolution Group - ADR 35,345 176,018
Noah Holdings Ltd. - ADR 5,082 63,373
Value Partners Group Ltd. 239,163 75,126
314,517
Materials — 0.39%
Lee & Man Paper Manufacturing Ltd. 260,226 75,877
Utilities — 0.82%
Tian Lun Gas Holdings Ltd. 323,507 159,804
Total Cayman Islands 1,011,961
China — 8.78%
Communications — 1.78%
Bilibili, Inc. - ADR
(a)
11,126 153,205
Weimob, Inc.
(a)
445,098 190,899
344,104
Consumer Discretionary — 0.93%
XPeng, Inc. - ADR
(a)
9,775 179,469
Energy — 2.32%
Daqo New Energy Corp. - ADR
(a)
8,176 247,488
JinkoSolar Holding Co., Ltd. - ADR
(a)
1,639 49,776

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 87.36% (continued) Shares Fair Value
China — 8.78% (continued)
Energy — 2.32% (continued)
Tianneng Power International Ltd. 162,522 $ 153,519
450,783
Financials — 1.93%
Futu Holdings Ltd. - ADR
(a)
6,434 371,949
Health Care — 0.81%
BeiGene Ltd. - ADR
(a)
877 157,746
Technology — 1.01%
Kingdee International Software Group Co., Ltd.
(a)
159,491 195,202
Total China 1,699,253
Denmark — 0.49%
Technology — 0.49%
Netcompany Group A/S
(a)
2,515 95,323
Total Denmark 95,323
Germany — 0.25%
Energy — 0.25%
VERBIO Vereinigte BioEnergie AG 1,196 47,998
Total Germany 47,998
Ireland — 1.59%
Health Care — 1.59%
Jazz Pharmaceuticals PLC
(a)
2,379 307,938
Total Ireland 307,938
Isle Of Man — 1.07%
Consumer Discretionary — 1.07%
Entain PLC 18,221 206,645
Total Isle Of Man 206,645
Israel — 5.72%
Communications — 2.52%
Fiverr International Ltd.
(a)
7,573 185,311
Wix.com Ltd.
(a)
3,301 303,031
488,342
Technology — 3.20%
AudioCodes Ltd. 15,644 158,161
Check Point Software Technologies Ltd.
(a)
1,116 148,740
JFrog Ltd.
(a)
9,334 236,711
Radware Ltd.
(a)
4,565 77,240
620,852
Total Israel 1,109,194
Japan — 2.33%
Industrials — 0.47%
S-Pool, Inc. 28,569 91,082

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 87.36% (continued) Shares Fair Value
Japan — 2.33% (continued)
Technology — 1.86%
GMO Payment Gateway, Inc. 1,259 $ 68,695
SHIFT, Inc.
(a)
1,606 292,054
360,749
Total Japan 451,831
Jersey — 1.17%
Communications — 1.17%
Gambling.com Group Ltd.
(a)
17,282 226,049
Total Jersey 226,049
Singapore — 1.19%
Consumer Discretionary — 0.34%
Best World International Ltd.
(a)
53,705 65,888
Consumer Staples — 0.85%
Wilmar International Ltd. 60,635 164,996
Total Singapore 230,884
Spain — 0.48%
Industrials — 0.48%
Sacyr S.A. 31,579 92,677
Total Spain 92,677
Sweden — 4.46%
Communications — 0.14%
Embracer Group A.B.
(a)
13,574 27,075
Consumer Discretionary — 0.82%
Evolution Gaming Group A.B. 1,567 158,134
Financials — 1.02%
Avanza Bank Holding A.B. 2,810 48,462
Nordnet A.B., Class A 11,537 151,733
200,195
Health Care — 0.69%
Cellavision A.B. 9,555 134,151
Industrials — 0.86%
HMS Networks A.B. 4,568 166,433
REITs — 0.71%
Fabege A.B. 16,721 133,181
Neobo Fastigheter A.B.
(a)
4,134 3,698
136,879
Technology — 0.22%
Sinch A.B.
(a)
24,104 42,052
Total Sweden 864,919
Switzerland — 2.31%
Health Care — 1.90%
CRISPR Therapeutics AG
(a)
3,711 168,442

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 87.36% (continued) Shares Fair Value
Switzerland — 2.31% (continued)
Health Care — 1.90% (continued)
Medacta Group S.A. 1,574 $ 198,697
367,139
Technology — 0.41%
Sensirion Holding AG
(a)
1,000 80,029
Total Switzerland 447,168
United Kingdom — 4.28%
Communications — 0.22%
Future PLC 4,021 43,426
Consumer Discretionary — 1.45%
Frasers Group PLC
(a)
28,587 280,268
Health Care — 0.90%
Hikma Pharmaceuticals PLC 6,852 173,982
Technology — 1.71%
Computacenter PLC 10,785 332,070
Total United Kingdom 829,746
United States — 22.95%
Communications — 1.98%
fuboTV, Inc.
(a)
67,252 179,563
Playtika Holding Corp.
(a)
21,289 205,013
384,576
Consumer Discretionary — 0.23%
Skechers U.S.A., Inc., Class A
(a)
917 44,887
Consumer Staples — 2.40%
e.l.f. Beauty, Inc.
(a)
2,095 230,094
Inter Parfums, Inc. 1,753 235,498
465,592
Energy — 2.46%
Ameresco, Inc., Class A
(a)
4,616 177,993
Antero Resources Corp.
(a)
5,504 139,692
Matador Resources Co. 2,652 157,740
475,425
Health Care — 3.95%
Amphastar Pharmaceuticals, Inc.
(a)
6,356 292,313
Catalyst Pharmaceuticals, Inc.
(a)
23,893 279,309
Select Medical Holdings Corp. 3,641 92,008
ShockWave Medical, Inc.
(a)
516 102,736
766,366
Industrials — 0.89%
Titan Machinery, Inc.
(a)
6,520 173,302
Technology — 11.04%
Appfolio, Inc., Class A
(a)
833 152,131
Box, Inc., Class A
(a)
4,099 99,237
Dropbox, Inc., Class A
(a)
4,021 109,492

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Common Stocks — 87.36% (continued) Shares Fair Value
United States — 22.95% (continued)
Technology — 11.04% (continued)
ExlService Holdings, Inc.
(a)
4,420 $ 123,937
Fastly, Inc., Class A
(a)
13,771 263,989
MaxLinear, Inc.
(a)
4,594 102,217
PagerDuty, Inc.
(a)
4,675 105,141
PubMatic, Inc., Class A
(a)
6,048 73,181
R1 RCM, Inc.
(a)
10,041 151,318
Rapid7, Inc.
(a)
4,774 218,554
Repay Holdings Corp., Class A
(a)
26,019 197,484
Super Micro Computer, Inc.
(a)
455 124,770
TaskUs, Inc.
(a)
2,252 23,376
Tenable Holdings, Inc.
(a)
1,114 49,907
TTEC Holdings, Inc. 1,228 32,198
Unity Software, Inc.
(a)
5,934 186,268
Zscaler, Inc.
(a)
802 124,783
2,137,983
Total United States 4,448,131
Virgin Islands British — 0.60%
Consumer Staples — 0.60%
Nomad Foods Ltd.
(a)
7,619 115,961
Total Virgin Islands British 115,961
Total  Common Stocks
  (Cost $18,864,065) 16,927,061
Total Investments — 87.36%
    (Cost $18,864,065) 16,927,061
Other Assets in Excess of Liabilities  —  12.64% 2,448,400
Net Assets — 100.00% $ 19,375,461
(a) Non-income producing security.
ADR - American Depositary Receipt